Provisions - Movements in provisions (Details) - Provision for employee benefits - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movements in provisions:
Opening Balance	$ 234	$ 217
Additions	247	197
Utilisations	(171)	(160)
Exchange differences	(10)	(20)
Closing Balance	$ 300	$ 234